Employee benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits
Schedule of analysis of net period cost

	2024		2023		2022
Analysis of net period cost:
Current service cost	US$	222	US$	2,187	US$	6,518
Interest cost on benefit obligation		983		1,109		692
Net period cost	US$	1,205	US$	3,296	US$	7,210

Schedule of changes in defined benefit obligation

	2024		2023
Defined benefit obligation as of January 1	US$	14,644	US$	10,987
Net period cost charged to profit or loss:
Current service cost		222		2,187
Interest cost on benefit obligation		983		1,109
Remeasurement losses in other comprehensive income:
Actuarial changes arising from changes in assumptions		130		107
Payments made		(879)		(1,321)
Conversion effect foreign currency		(2,310)		1,575
Defined benefit obligation as of December 31	US$	12,790	US$	14,644

Schedule of significant assumptions used in the computation of the seniority premium obligations

	2024	2023
Financial:
Discount rate	10.69%	9.69%
Expected rate of salary increases	5.60%	5.60%
Annual increase in minimum salary	3.75%(1) (2)	3.75%(1) (2)

Biometric:
Mortality (3)	EMSSA 09, CEPAL 2010 EL SALVADOR - COSTA RICA	EMSSA 09, CEPAL *2010 EL SALVADOR, CEPAL *2010 COSTA RICA
Disability (4)	IMSS-97	IMSS-97
(1)	3.75% applies to the General Zone and Border Zone in Mexico.
(2)	Border Zone is made up of the states that border the United States, and the General Zone is made up of the rest of the states of the country.
(3)	Mexican Experience of social security (EMSSA), Economic Commission for Latin America and the Caribbean (CEPAL for its Spanish acronym).
(4)	Mexican Experience of Instituto Mexicano del Seguro Social (IMSS).

Schedule of accruals for short-term employee benefits

	2024		2023
Employee profit-sharing (Note 16)	US$	18,755	US$	1,500

Schedule of sensitivity analysis of benefit obligations

		Present value of the defined benefit obligation (In thousands of U.S. dollars)
Assumptions		Increase		Decrease
Discount rate:	50 basis points	US$	12,111	US$	13,529
Statutory minimum wage increase rate:	50 basis points	US$	13,038	US$	12,560
Salary increase rate:	50 basis points	US$	13,267	US$	12,349